Offerings - Offering: 1	Jan. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,158,539
Proposed Maximum Offering Price per Unit	162.97
Maximum Aggregate Offering Price	$ 188,807,100.83
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,906.37
Offering Note
(1)
This prospectus supplement relates to the resale by the selling stockholders referenced herein of up to 1,158,539 shares of common stock of Jabil Inc. (the “Registrant”), upon the exercise of the warrants held by the selling stockholders. The warrants are exercisable by the selling stockholders at an exercise price of $137.767 per share and will expire on December 27, 2031.

This prospectus supplement also relates to such additional shares of common stock as may be issued in connection with a stock split, stock dividend or similar transaction, pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).
Maximum Aggregate Offering Price estimated solely for the purpose of computing the registration fee with respect to 1,158,539 shares of common stock pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant’s common stock on the New York Stock Exchange on January 17, 2025.
In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-273111)
filed with the Securities and Exchange Commission on July 3, 2023 (the “Registration Statement). Calculated in accordance with Rule 457(r), this “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement.